Fair Value Measurements (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	12 Months Ended								12 Months Ended													12 Months Ended				12 Months Ended					3 Months Ended	12 Months Ended		3 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 10, 2012	Sep. 30, 2012 Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Government and government sponsored entities [Member]	Dec. 31, 2011 Government and government sponsored entities [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Fair Value, Measurements, Recurring [Member] Equity Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Equity Securities [Member]	Dec. 31, 2011 Fair Value, Measurements, Recurring [Member] Equity Securities [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2012 Interest Rate Cap [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Interest Rate Swap [Member] Fair Value, Measurements, Recurring [Member]	Dec. 31, 2012 Courtyard at Hickory Hollow [Member]	Dec. 31, 2011 Courtyard at Hickory Hollow [Member]	Dec. 31, 2012 Columbia Place [Member]	Dec. 31, 2010 Columbia Place [Member]	Sep. 30, 2011 Columbia Place [Member] Fair Value, Measurements, Nonrecurring [Member]	Sep. 30, 2011 Outparcel Sale [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2012 Outparcel Sale [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2010 Outparcel Sale [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable Securities, Realized Gain (Loss)		$ 224		$ 22		$ 114
Fair Value Inputs, Cap Rate																																			10.00%	12.00%
Assumed Capitalization Rate Range Used To Determine Fair Value																																			.1	.12
Long-lived assets fair value disclosure																							8,604	6,141			3,274	5,754	6,141	58,207
Loss on impairment of real estate		24,379	[1]	51,304	[1]	1,156	[1]																23,315									(621)	(1,064)	1,156
Business Acquisition, Percentage of Voting Interests Acquired								30.00%
Assets:
Available-for-sale securities		27,679		30,613						11,123	13,561	27,679	30,613	16,556	18,784			11,123	11,829
Privately held debt and equity securities									2,475											2,475	2,475	2,475
Liabilities:
Derivative Liabilities												5,805	5,617			5,805	5,617
Number of instruments held																									1	4
Net realized gains and losses on sale of available-for-sale securities		224		(22)		(114)
Fair value of mortgage and other indebtedness		5,058,411		4,836,028
Available-for-sale Securities, Gross Unrealized Gain (Loss)										1,542
Transfer out of Level 3		(2,248)	[2]
Proceeds from Divestiture of Businesses	12,983																															1,477	1,186
Real Estate Investment Property, Net		6,328,982		6,005,670																											6,063	2,098	2,250
Real Estate, Capital Expenditures				142																							644
Depreciation, Depletion and Amortization		$ 265,192		$ 270,828		$ 279,936																					$ (124)

[1]	The referenced amounts for the years ended December 31, 2011 and 2010 have been restated. See Note 2 for more information. Loss on impairment of real estate for the year ended December 31, 2012 consisted of $20,315 related to Malls, $3,000 related to Associated Centers and $1,064 related to All Other. Loss on impairment of real estate for the year ended December 31, 2011 consisted of $50,683 related to Malls and $621 related to All Other. Loss on impairment of real estate for the year ended December 31, 2010 consisted of $1,156 related to All Other.
[2]	(1)The TIF bonds were adjusted to their net realizable value as of December 31, 2012 with the difference in estimate recorded as a transfer to long-lived assets. See for additional information related to the redemption of the bonds in January 2013.